INCOME TAXES, Income Tax Provision (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expense	$ 0	$ 0
Deferred income tax benefit	0	77,138
Income tax benefit	$ 0	$ 77,138